May 3, 2013

VIA EDGAR

Filing Desk

Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, DC 20549

Re:	SBL Fund (the “Registrant”)
File Nos. 002-59353 and 811-02753
Post-Effective Amendment No. 69 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information does not differ from that contained in the Amendment, which was accepted on the EDGAR system on April 30, 2013.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at
(785) 221-4644 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,

/s/ Amy J. Lee
Amy J. Lee
Vice President and Secretary
SBL Fund